Allowance for Credit Losses - Summary of Expected Credit Allowance Activity (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance		$ 42,790	$ 52,866
Adjustment for adoption of ASC 326 Financial Instruments – Credit Losses			10,148
Allowance for credit losses and other		15,102	54,217
Write-Offs		(36,651)	(39,055)
Reclassification			0
Other	[1]	(950)
Disposal of subsidiary (See Note 15)			(35,386)
Ending balance		20,291	42,790
Customer Accounts and Other Restricted Cash
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance		4,096	0
Adjustment for adoption of ASC 326 Financial Instruments – Credit Losses			2,788
Allowance for credit losses and other		(3,528)	1,308
Write-Offs		0	0
Reclassification			0
Other	[1]	105
Disposal of subsidiary (See Note 15)			0
Ending balance		673	4,096
Accounts Receivable, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance		25,035	37,444
Adjustment for adoption of ASC 326 Financial Instruments – Credit Losses			2,863
Allowance for credit losses and other		15,628	43,660
Write-Offs		(31,929)	(26,912)
Reclassification	[2]		1,131
Other	[1]	(92)
Disposal of subsidiary (See Note 15)			(33,151)
Ending balance		8,642	25,035
Settlement Receivables, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance		5,859	4,498
Adjustment for adoption of ASC 326 Financial Instruments – Credit Losses			0
Allowance for credit losses and other		3,551	7,936
Write-Offs		(4,722)	(12,050)
Reclassification	[2]		5,475
Other	[1]	(639)
Disposal of subsidiary (See Note 15)			0
Ending balance		4,049	5,859
Financial Guarantee Contracts and Other
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	[3]	7,800	10,924
Adjustment for adoption of ASC 326 Financial Instruments – Credit Losses	[3]		4,497
Allowance for credit losses and other	[3]	(549)	1,313
Write-Offs	[3]	0	(93)
Reclassification	[2],[3]		(6,606)
Other	[1],[3]	(324)
Disposal of subsidiary (See Note 15)	[3]		(2,235)
Ending balance	[3]	$ 6,927	$ 7,800

[1]	Other mainly relates to the impact of foreign exchange.
[2]	Represents the reclassification of the allowance for credit losses from a liability to a contra asset upon realization of the accounts receivable related to an off-balance sheet guarantee and other reclassifications.
[3]	Provision on off-balance sheet financial guarantees was separately assessed and recognized based on the guidance within ASC 460, Guarantees, prior to the adoption of ASC 326, Financial Instruments - Credit Losses, on January 1, 2020.